Commitments And Contingencies (Third-Party Power Purchase Agreements) (Details)	12 Months Ended
Dec. 31, 2011 mW
Third-Party Power Purchase Agreements [Line Items]
Long term contract for purchase of electric power, number of QF's	217
Long term contract for purchase of electric power amount purchased, total	3,400
Long term contract for purchase of electric power, amount purchased expirable (MW's)	3,100
Long term contract for purchase of electric power, amount purchased, not expirable (MW's)	300
Long term contract of purchase of electric power, number of inoperative QF's	72
Long term contract for purchase of electric power, from Cogeneration projects (MW's)	2,200
Long term contract for purchase of electric power from renewable sources	1,200
Qualifying Facilities [Member]
Third-Party Power Purchase Agreements [Line Items]
Long term contract for purchase of electric power, date of contract expiration, beginning date	2012
Long term contract for purchase of electric power, date of contract expiration, ending date	2028
Renewable Energy Power Purchase Agreements [Member]
Third-Party Power Purchase Agreements [Line Items]
Minimum eligible renewable resources of total retail sales for purchasing renewable energy	33.00%